1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

July 25, 2011	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 jskinner@kilpatricktownsend.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	BPV Family of Funds (the “Trust”) (File No. 333-***** AND 811-22588), on behalf of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Transmitted for filing is the Registration Statement on Form N-1A for the Funds.  Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended.  Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

cc:	Reed Keller
      Matthew S. Chambers, Esq.